Property, Plant and Equipment - Accounting Policy (Details) - Owned assets	12 Months Ended
Mar. 31, 2026
Computer software & equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	3 years
Computer software & equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Production equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Production equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	10 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years